Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000007969 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007969 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007969 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007969 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000007969 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000007969 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000007969 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007969 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007970 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007970 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007970 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007970 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000007970 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000007970 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000007970 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007970 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007971 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007971 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000007971 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007971 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007971 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007971 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000260432 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000260432 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000260432 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000260432 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000260432 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000260432 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000260432 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000260432 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%